Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Administrative expenses
Staff costs (Note 11)	$ 25,675	$ 23,671	$ 26,402
Share-based payment (Notes 11)	6,033	9,690	6,105
Consultant fees	10,645	9,574	10,806
Safety and insurance costs	3,890	3,834	3,142
Travel expenses	1,730	2,336	719
Non-operated blocks expenses	1,568	1,390	799
Director's fees and allowance (Note 11)	896	1,172	2,853
Communication and IT costs	3,760	3,419	4,214
Allocation to joint operations	(13,986)	(9,642)	(8,574)
Other administrative expenses	3,758	4,580	362
Administrative expenses	$ 43,969	$ 50,024	$ 46,828